HENDERSON GLOBAL FUNDS

                          HENDERSON EUROPEAN FOCUS FUND
                        HENDERSON GLOBAL TECHNOLOGY FUND



                        SUPPLEMENT DATED JUNE 6, 2002 TO

                       PROSPECTUSES DATED AUGUST 31, 2001




The following sentence is added to the end of the second paragraph of the section "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES - Other Considerations - Excessive Trading Practices":

         The Fund does not impose a redemption fee on assets invested through wrap programs.

In the section entitled "INVESTOR SERVICES AND PROGRAMS - Purchase and Redemption Programs - Systematic Withdrawal Plan," the first sentence is revised to read:

         This plan is available to IRA accounts and non-IRA accounts with a minimum account balance of $5,000.







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                             HENDERSON GLOBAL FUNDS


                   HENDERSON INTERNATIONAL OPPORTUNITIES FUND


                        SUPPLEMENT DATED JUNE 6, 2002 TO

                       PROSPECTUSES DATED AUGUST 31, 2001
                        AS SUPPLEMENTED OCTOBER 24, 2001



The following sentence is added to the end of the second paragraph of the section "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES - Other Considerations - Excessive Trading Practices":

         The Fund does not impose a redemption fee on assets invested through wrap programs.

The first paragraph of the section "MANAGEMENT OF THE FUND - Portfolio Managers" is revised to read as follows:

         Asset Allocation Strategist and International Small Cap - Iain Clark, Chief Investment Officer. Mr. Clark joined Henderson in 1985 and has over 25 years of investment management expertise. Mr. Clark is Chief Investment Officer-International (since 1998), Chief Investment Officer Special Investments (since 1999) and Chief Investment Officer Institutional Small Cap (since 2000). Mr. Clark was Chief Investment Officer of Seligman Henderson (1992 to 2000). Mr. Clark has managed several funds for Henderson and has been a member of the Fund's management team since its inception. Mr. Clark is responsible for overseeing the allocation of the Fund's assets among countries, regions and sectors. Mr. Clark generally oversees the management of the Fund. In addition, Mr. Clark manages the International Small Cap portion of the Fund's portfolio.

The second paragraph in that section is deleted.

In the section entitled "INVESTOR SERVICES AND PROGRAMS - Purchase and Redemption Programs - Systematic Withdrawal Plan," the first sentence is revised to read:

         This plan is available to IRA accounts and non-IRA accounts with a minimum account balance of $5,000.